DEBT - (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Jan. 01, 2022	Jan. 02, 2021
Short-term debt
Covenants compliance		we were in compliance with our financial covenants.	we were in compliance with our financial covenants.
Short Term Borrowings From U.S. Commercial Paper
Short-term debt
U.S. Commercial paper		$ 189.0	$ 0.0
U.S. Commercial paper weighted average interest rate		0.32%
Short-Term Borrowings from Euro-Commercial Paper
Short-term debt
Maximum borrowing capacity		$ 500.0
Maturities of the notes		364 days
Covenants compliance		There are no financial covenants under this program.
Euro-Commercial paper		$ 113.1	$ 36.9
Revolving credit facility
Short-term debt
Commitment for increased borrowing	$ 400.0
Maximum borrowing capacity		$ 800.0
Covenants compliance	In February 2020, we amended and restated the Revolver, eliminating one of the financial covenants and extending its maturity date to February 13, 2025.